Schedule of Investments (unaudited)	iShares® MSCI Kuwait ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.4%
Agility Public Warehousing Co. KSC	250,437	$764,750

Airlines — 0.8%
Jazeera Airways Co. KSCP(a)	67,724	145,147

Banks — 57.5%
Ahli United Bank BSC	1,267,917	913,840
Ahli United Bank KSCP	23,076	21,930
Al Ahli Bank of Kuwait KSCP	220,438	149,425
Boubyan Bank KSCP	8,994	20,053
Burgan Bank SAK	511,856	387,782
Gulf Bank KSCP	736,066	547,861
Kuwait Finance House KSCP	1,201,689	2,974,774
Kuwait International Bank KSCP(a)	487,232	352,938
Kuwait Projects Co. Holding KSCP	568,217	283,948
National Bank of Kuwait SAKP	1,404,681	3,880,429
Warba Bank KSCP(a)	513,333	416,193
		9,949,173
Capital Markets — 2.3%
Boursa Kuwait Securities Co. KPSC	55,373	228,152
Noor Financial Investment Co. KSC	236,041	175,688
		403,840
Chemicals — 3.5%
Boubyan Petrochemicals Co. KSCP	117,027	351,074
Qurain Petrochemical Industries Co.	199,047	253,315
		604,389
Construction & Engineering — 0.6%
Combined Group Contracting Co. SAK	91,335	110,470

Diversified Consumer Services — 3.0%
Humansoft Holding Co. KSC	43,238	517,676

Diversified Financial Services — 4.8%
A'ayan Leasing & Investment Co. KSCP(a)	566,025	310,331
Alimtiaz Investment Group KSC(a)	770,236	322,478
National Investments Co. KSCP	320,867	195,111
		827,920
Electrical Equipment — 1.7%
Gulf Cable & Electrical Industries Co. KSCP	110,346	289,661

Energy Equipment & Services — 1.2%
Heavy Engineering & Ship Building Co. KSCP	125,126	201,648

Security	Shares	Value

Food Products — 1.3%
Mezzan Holding Co. KSCC	108,209	$	`230,319

Independent Power and Renewable Electricity Producers — 1.3%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	291,620		232,560

Industrial Conglomerates — 2.8%
National Industries Group Holding SAK	644,910		477,077

Real Estate Management & Development — 7.4%
Kuwait Real Estate Co. KSC(a)	597,287		259,992
Mabanee Co. KPSC	270,166		637,374
National Real Estate Co. KPSC(a)	674,500		384,480
			1,281,846
Trading Companies & Distributors — 2.4%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	273,450		205,349
Integrated Holding Co. KCSC	151,680		215,713
			421,062
Wireless Telecommunication Services — 4.4%
Mobile Telecommunications Co. KSCP	386,185		762,840

Total Common Stocks — 99.4%
(Cost: $14,823,264)	.		17,220,378

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	40,000		40,000

Total Short-Term Investments — 0.3%
(Cost: $40,000)			40,000

Total Investments in Securities — 99.7%
(Cost: $14,863,264)			17,260,378

Other Assets, Less Liabilities — 0.3%			58,811

Net Assets — 100.0%			$17,319,189

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Capital
Gain
						Change in				Distributions
						Unrealized		Shares		from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at		Underlying
Affiliated Issuer	09/01/20(a)	at Cost		from Sales	Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income	Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$40,000	(b)	$—	$—	$—	$40,000	40,000	$1	$—

(a)	The Fund commenced operations on September 01, 2020.

(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kuwait ETF
May 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,418,695	$7,801,683	$—	$17,220,378
Money Market Funds	40,000	—	—	40,000
	$9,458,695	$7,801,683	$—	$17,260,378